Note 10 - Related Party Transactions - Transaction with Key Management Personnel (Details) - Current and former directors, officers and companies controlled by them [member] - CAD ($)	9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Current and former directors, officers and companies controlled by them	$ 651,125	$ 736,726
Current and former directors, officers and companies controlled by them	1,201,379	1,073,825
Management Personnel [member]
Statement Line Items [Line Items]
Current and former directors, officers and companies controlled by them	434,131	270,569
Current and former directors, officers and companies controlled by them	434,131	270,569
Consulting Personnel [member]
Statement Line Items [Line Items]
Current and former directors, officers and companies controlled by them	116,123
Current and former directors, officers and companies controlled by them	$ 116,123
Investor Personnel [member]
Statement Line Items [Line Items]
Current and former directors, officers and companies controlled by them		66,530
Current and former directors, officers and companies controlled by them		$ 66,530